Intangible Assets, net (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Intangible Asset, Goodwill and Other [Abstract]
Amortization expense	$ 93,400	$ 70,000.0